Long-term related party debt (Rig Financing Agreements) (Details) (USD $) In Millions, unless otherwise specified												0 Months Ended												12 Months Ended			12 Months Ended		12 Months Ended		12 Months Ended					1 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Line of Credit	Dec. 31, 2012 Line of Credit	Dec. 31, 2013 Line of Credit Seadrill		Dec. 31, 2012 Line of Credit Seadrill		Dec. 31, 2013 Line of Credit $1,500 facility	Dec. 31, 2012 Line of Credit $1,500 facility	Dec. 31, 2013 Line of Credit $1,500 facility Seadrill	Feb. 21, 2014 Line of Credit Credit Agreement $1.8 billion Subsequent Event	Dec. 31, 2013 Line of Credit $1,200 facility	Dec. 31, 2012 Line of Credit $1,200 facility	Dec. 31, 2013 Line of Credit $1,200 facility Seadrill	Dec. 31, 2013 Line of Credit $550 facility	Dec. 31, 2012 Line of Credit $550 facility	Dec. 31, 2013 Line of Credit $550 facility Seadrill	Dec. 31, 2013 Line of Credit $440 facility	Dec. 31, 2012 Line of Credit $440 facility	Dec. 31, 2013 Line of Credit $440 facility Seadrill	Dec. 31, 2013 Line of Credit $1,121 facility	Dec. 31, 2012 Line of Credit $1,121 facility	Dec. 31, 2013 Seadrill Line of Credit $1,500 facility	Dec. 13, 2013 Seadrill Line of Credit $1,500 facility	Jun. 30, 2009 Seadrill Line of Credit $1,500 facility	Dec. 31, 2013 Seadrill Line of Credit $1,200 facility rig drillship	Jun. 30, 2010 Seadrill Line of Credit $1,200 facility	Dec. 31, 2013 Seadrill Line of Credit $550 facility	Dec. 31, 2011 Seadrill Line of Credit $550 facility	Dec. 31, 2013 Seadrill Line of Credit $550 facility Minimum	Dec. 31, 2013 Seadrill Line of Credit $550 facility Maximum	Dec. 31, 2013 Seadrill Line of Credit $440 facility rig	Apr. 25, 2013 Seadrill Line of Credit $440 facility	Dec. 31, 2012 Seadrill Line of Credit $440 facility	Jan. 31, 2011 Seadrill Line of Credit $1,121 facility rig	Dec. 31, 2013 Seadrill Line of Credit $1,121 facility	Dec. 31, 2013 Seadrill Line of Credit $1,121 facility Minimum	Dec. 31, 2013 Seadrill Line of Credit $1,121 facility Maximum	Feb. 21, 2014 Seadrill Operating LP Line of Credit Credit Agreement $1.8 billion Subsequent Event	Dec. 31, 2013 T-15 and T-16 Tender Rigs Line of Credit $440 facility	Dec. 31, 2013 T-15 and T-16 Tender Rigs Seadrill Line of Credit $440 facility	Dec. 31, 2013 West Leo Seadrill Line of Credit $1,121 facility	Dec. 31, 2013 West Aquarius, West Capella and West Sirius Seadrill Line of Credit $1,500 facility	Dec. 31, 2013 West Vencedor Seadrill Line of Credit $1,200 facility
Debt Instrument [Line Items]
Debt face amount									$ 1,500.0			$ 1,800.0										$ 1,121.0		$ 1,500.0	$ 1,500.0	$ 1,500.0		$ 1,200.0		$ 550.0				$ 98.0	$ 440.0	$ 1,121.0				$ 1,800.0
Collateral amount																								1,721.0			1,426.0		785.0				488.0				1,205.0					271.4	631.1	1,572.8	182.3
Maturity of debt																								5 years			5 years		5 years				5 years				7 years
Variable rate basis on debt issuance												LIBOR												LIBOR			LIBOR		LIBOR								LIBOR
Interest rate added to LIBOR																								3.31%			2.25%				1.50%	2.25%	3.25%					2.25%	5.00%
Balloon payment to be paid															69.9			275.0			109.2			662.0			566.7						173.0				497.9						279.1	603.0
Due to related parties	2,234.6	2,076.0	1,934.7	2,076.0	125.9	[1]	0	[1]	643.5	831.7	643.5		90.5	111.1	90.5	440.0	508.5	440.0	178.6	100.5		472.6	524.2																		178.6
Number of tender rigs in an acquisition																																	2
Number of ultra-deepwater semi-submersible rigs in an acquisition																																				2
Percentage of amount due at maturity of debt relates to entity																		100.00%
Total related party debt																																	$ 293.0		$ 100.5
Number of ultra deepwater semi submersible drilling rigs																											1
Number of ultra deepwater drillship (West Gemini)																											1
Number of tender rig (West Vencedor)																											1
Number of drilling rigs in an acquisition																																	2

[1]	$300 million revolving credit facility – In October 2012 the Company entered into a $300 million revolving credit facility with Seadrill. The facility is for a term of five years and bears interest at a rate of LIBOR plus 5% per annum, with an annual 2% commitment fee on the undrawn balance. At December 31, 2012 the facility remained undrawn. During 2013 the Company drew down $169.6 million on the revolving credit facility and repaid $43.7 million. The outstanding balance as at December 31, 2013 was 125.9 million.